UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$85,518,622
Cash	441,254
Collateral for securities loaned	16,210,053
Interest receivable	2,082,938
Subscriptions receivable	112,014
Receivable for investments sold	1,012,073

Total assets	105,376,954

LIABILITIES:
Due to investment adviser	83,657
Payable upon return of securities loaned	16,210,053
Redemptions payable	160,228
Payable for investments purchased	693,018

Total liabilities	17,146,956

NET ASSETS	$88,229,998

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,019,900
Additional paid-in capital	105,296,042
Net unrealized depreciation on investments	(11,300,089)
Undistributed net investment income	348,896
Accumulated net realized loss on investments	(7,134,751)

NET ASSETS	$88,229,998

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$8.65

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	10,198,996

(1) Cost of investments in securities:	$96,818,711

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$7,497,479
Dividends	54,152
Income from securities lending	81,954

Total income	7,633,585

EXPENSES:
Management fees	846,823

NET INVESTMENT INCOME	6,786,762

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6,354,041)
Change in net unrealized depreciation on investments	(1,899,961)

Net realized and unrealized loss on investments	(8,254,002)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,467,240)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,786,762	$12,783,595
Net realized gain (loss) on investments	(6,354,041)	217,948
Change in net unrealized depreciation on investments	(1,899,961)	(12,783,794)

Net increase (decrease) in net assets resulting from operations	(1,467,240)	217,749

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,585,979)	(12,635,482)
From net realized gains		(583,666)

Total distributions	(6,585,979)	(13,219,148)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	36,487,140	81,370,533
Reinvestment of distributions	6,585,979	13,219,148
Redemptions of shares	(121,182,098)	(69,480,875)

Net increase (decrease) in net assets resulting from share transactions	(78,108,979)	25,108,806

Total increase (decrease) in net assets	(86,162,198)	12,107,407

NET ASSETS:
Beginning of period	174,392,196	162,284,789

End of period (1)	$88,229,998	$174,392,196

OTHER INFORMATION:

SHARES:
Sold	3,931,372	7,913,318
Issued in reinvestment of distributions	747,557	1,336,384
Redeemed	(12,662,673)	(6,759,536)

Net increase (decrease)	(7,983,744)	2,490,166

(1) Including undistributed net investment income	$348,896	$148,113

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

							Period Ended December 31,
	Six Months Ended		Year Ended December 31,

	June 30, 2008		2007	2006	2005	2004	2003 +

	UNAUDITED

Net Asset Value, Beginning of Period	$9.59		$10.34	$10.05	$10.56	$10.54	$10.00

Income from Investment Operations

Net investment income	0.72		0.76	0.70	0.66	0.71	0.29
Net realized and unrealized gain (loss)	(0.96)		(0.72)	0.29	(0.39)	0.24	0.60

Total Income From Investment Operations	(0.24)		0.04	0.99	0.27	0.95	0.89

Less Distributions

From net investment income	(0.70)		(0.75)	(0.70)	(0.66)	(0.71)	(0.28)
From net realized gains			(0.04)		(0.12)	(0.22)	(0.07)

Total Distributions	(0.70)		(0.79)	(0.70)	(0.78)	(0.93)	(0.35)

Net Asset Value, End of Period	$8.65		$9.59	$10.34	$10.05	$10.56	$10.54

Total Return	(2.66	%) ◆	0.19%	10.12%	2.61%	9.36%	8.90	% ◆

Net Assets, End of Period ($000)	$88,230		$174,392	$162,285	$130,175	$118,015	$128,029

Ratio of Expenses to Average Net Assets	1.10	% *	1.10%	1.10%	1.10%	1.10%	1.10	% *

Ratio of Net Investment Income to Average Net Assets	8.84	% *	7.50%	6.86%	6.50%	6.10%	5.18	*

Portfolio Turnover Rate	47.50	% ◆	73.83%	80.70%	50.80%	179.98%	110.88	% ◆

+       The portfolio commenced operations on May 21, 2003.

◆       Based on operations for the period shown and, accordingly, are not representative of a full year.

*       Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.92%
210,000	BE Aerospace Inc	210,788
	Senior Notes
	8.500% July 1, 2018
200,000	L-3 Communications Corp	187,000
	Senior Subordinated Notes
	6.375% October 15, 2015
105,000	L-3 Communications Corp	96,862
	Senior Subordinated Notes
	5.875% January 15, 2015
160,000	Sequa Corp *	147,200
	Senior Notes
	13.500% December 1, 2015
160,000	Sequa Corp *	142,400
	Senior Notes
	11.750% December 1, 2015
		$784,250

AIRLINES --- 2.44%
420,000	Continental Airlines Inc	334,950
	Pass Thru Certificates
	7.339% April 19, 2014
580,000	DAE Aviation Holdings Inc *	575,650
	Senior Notes
	11.250% August 1, 2015
368,090	Delta Air Lines Inc	294,472
	Pass Thru Certificates
	8.954% August 10, 2014
320,000	Delta Air Lines Inc	264,000
	Pass Thru Certificates
	7.711% September 18, 2011
244,940	Delta Air Lines Inc	236,367
	Pass Thru Certificates
	6.619% March 18, 2011
334,946	United Air Lines Pass Through Trust Series 2000-1	381,838
	Pass Thru Certificates
	8.030% July 1, 2011
		$2,087,277

AUTO PARTS & EQUIPMENT --- 2.24%
750,000	Allison Transmission Inc †	671,406
	Corporate Term Loan
	5.651% August 7, 2014
328,125	Allison Transmission Inc * ‡	293,475
	Senior Notes
	11.000% November 1, 2015
390,000	Keystone Automotive Operations Inc ‡	187,200
	Senior Subordinated Notes
	9.750% November 1, 2013
487,000	Visteon Corp * ‡	389,600
	Unsecured Notes
	12.250% December 31, 2016
423,000	Visteon Corp ‡	376,470
	Senior Notes
	8.250% August 1, 2010
		$1,918,151

AUTOMOBILES --- 1.78%
145,000	Asbury Automotive Group Inc	116,725
	Senior Subordinated Notes
	7.625% March 15, 2017
375,000	General Motors Corp ‡	218,437
	Senior Debentures
	8.250% July 15, 2023
2,000,000	General Motors Corp ‡	1,185,000
	Senior Debentures
	8.375% July 15, 2033
		$1,520,162

BROADCAST/MEDIA --- 3.36%
907,000	CCH I LLC ‡	672,314
	Notes
	11.000% October 1, 2015
352,000	CCH II LLC ‡	317,680
	Bonds
	10.250% October 1, 2013
235,000	Charter Communications Holdings LLC §	170,375
	Step Bond 0% - 12.125%
	24.090% January 15, 2012
210,000	Charter Communications Holdings LLC	152,250
	Notes
	11.750% May 15, 2011
635,000	Charter Communications Operating LLC * ‡	652,462
	Senior Notes
	10.875% September 15, 2014
505,000	CMP Susquehanna Corp	353,500
	Senior Subordinated Notes
	9.875% May 15, 2014
230,000	CSC Holdings Inc	231,725
	Senior Notes
	8.125% July 15, 2009
220,000	CSC Holdings Inc	206,800
	Senior Notes
	6.750% April 15, 2012
120,000	EchoStar DBS Corp *	116,700
	Unsecured Notes
	7.750% May 31, 2015
		$2,873,806

BUILDING MATERIALS --- 1.45%
215,000	AMH Holdings Inc ‡ §	141,900
	Step Bond 0% - 11.250%
	19.380% March 1, 2014
685,000	Associated Materials Inc	678,150
	Company Guaranteed Notes
	9.750% April 15, 2012
920,000	NTK Holdings Inc ‡ §	418,600
	Step Bond 0% - 10.750%
	18.980% March 1, 2014
		$1,238,650

CHEMICALS --- 1.94%
1,135,000	Georgia Gulf Corp ‡	681,000
	Notes
	10.750% October 15, 2016
450,000	Methanex Corp	475,875
	Senior Unsecured Notes
	8.750% August 15, 2012
765,000	Montell Finance Co BV *	459,000
	Company Guaranteed Notes
	8.100% March 15, 2027
50,000	Westlake Chemical Corp	42,000
	Senior Unsecured Notes
	6.625% January 15, 2016
		$1,657,875

COMPUTER HARDWARE & SYSTEMS --- 0.23%
250,000	Activant Solutions Inc	197,500
	Senior Subordinated Notes
	9.500% May 1, 2016
		$197,500

COMPUTER SOFTWARE & SERVICES --- 0.93%
150,000	Expedia Inc * ‡	146,625
	Senior Notes
	8.500% July 1, 2016
470,000	SunGard Data Systems Inc	472,350
	Company Guaranteed Notes
	10.250% August 15, 2015
175,000	SunGard Data Systems Inc	176,750
	Senior Unsecured Notes
	9.125% August 15, 2013
		$795,725

CONTAINERS --- 1.31%
1,067,981	Berry Plastics Holding Corp * †	774,286
	Corporate Term Loan
	17.590% June 5, 2014
300,000	Graphic Packaging International Corp ‡	286,500
	Senior Subordinated Notes
	9.500% August 15, 2013
70,000	Solo Cup Co	61,250
	Notes
	8.500% February 15, 2014
		$1,122,036

ELECTRIC COMPANIES --- 4.81%
450,000	Edison Mission Energy	403,875
	Senior Unsecured Notes
	7.625% May 15, 2027
2,110,000	Energy Future Holdings Corp *	2,104,725
	Senior Unsecured Notes
	11.250% November 1, 2017
90,000	IPALCO Enterprises Inc	93,600
	Senior Secured Notes
	8.625% November 14, 2011
1,560,000	TXU Corp *	1,509,300
	Senior Unsecured Notes
	10.500% November 1, 2016
		$4,111,500

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.61%
410,000	NXP BV ‡	356,700
	Senior Notes
	9.500% October 15, 2015
190,000	NXP BV †	167,200
	Senior Secured Notes
	7.008% October 15, 2013
		$523,900

FINANCIAL SERVICES --- 8.16%
280,000	AAC Group Holding Corp ‡ §	267,400
	Step Bond 0% - 10.250%
	10.840% October 1, 2012
240,000	Countrywide Financial Corp † ‡	231,300
	Convertible
	0.758% April 15, 2037
521,000	Ford Motor Credit Co †	423,964
	Notes
	16.345% June 15, 2011
692,500	Ford Motor Credit Co †	492,214
	Senior Unsecured Notes
	7.127% January 13, 2012
285,000	Ford Motor Credit Co †	267,114
	Notes
	8.708% April 15, 2012
1,360,000	Ford Motor Credit Co LLC	1,196,347
	Notes
	12.000% May 15, 2015
960,000	General Motors Acceptance Corp	657,386
	Notes
	6.875% August 28, 2012
370,000	Hawker Beechcraft Acquisition Co LLC ‡	370,000
	Senior Subordinated Notes
	9.750% April 1, 2017
205,000	Hawker Beechcraft Acquisition Co LLC	206,025
	Unsecured Notes
	8.875% April 1, 2015
380,000	Petroplus Finance Ltd *	335,350
	Notes
	7.000% May 1, 2017
100,000	Petroplus Finance Ltd *	90,500
	Notes
	6.750% May 1, 2014
1,396,000	Residential Capital LLC *	677,060
	Notes
	9.625% May 15, 2015
878,000	Residential Capital LLC *	737,520
	Notes
	8.500% May 15, 2010
600,000	SLM Corp	575,602
	Notes
	8.450% June 15, 2018
214,000	TNK-BP Finance SA *	205,975
	Company Guaranteed Notes
	7.875% March 13, 2018
253,000	TNK-BP Finance SA	243,829
	Company Guaranteed Notes
	7.875% March 13, 2018
		$6,977,586

FOOD & BEVERAGES --- 1.08%
165,000	Dole Food Co Inc ‡	146,850
	Unsecured Notes
	8.875% March 15, 2011
545,000	Dole Food Co Inc	493,225
	Company Guaranteed Notes
	7.250% June 15, 2010
300,000	Dole Food Co Inc	285,750
	Unsecured Notes
	8.625% May 1, 2009
		$925,825

FOREIGN BANKS --- 0.65%
270,000	TuranAlem Finance BV *	225,450
	Notes
	8.250% January 22, 2037
390,000	TuranAlem Finance BV	326,137
	Notes
	8.250% January 22, 2037
		$551,588

GOLD, METALS & MINING --- 2.75%
235,000	International Coal Group Inc	239,113
	Senior Notes
	10.250% July 15, 2014
480,000	Metals USA Holdings Corp †	441,600
	Senior Notes
	10.729% July 1, 2012
40,000	Noranda Aluminium Acquisition Corp †	34,500
	Senior Unsecured Notes
	6.828% May 15, 2015
260,000	Noranda Aluminium Holding Corp †	213,200
	Senior Notes
	8.578% November 15, 2014
860,000	Novelis Inc	812,700
	Notes
	7.250% February 15, 2015
615,000	Ryerson Inc *	610,387
	Secured Notes
	12.000% November 1, 2015
		$2,351,500

HARDWARE & TOOLS --- 0.17%
230,000	Nortek Inc ‡	147,200
	Senior Subordinated Notes
	8.500% September 1, 2014
		$147,200

HEALTH CARE RELATED --- 4.49%
410,000	CRC Health Corp	336,200
	Senior Subordinated Notes
	10.750% February 1, 2016
200,000	DaVita Inc	194,500
	Senior Subordinated Notes
	7.250% March 15, 2015
400,000	DaVita Inc	384,000
	Notes
	6.625% March 15, 2013
500,000	HCA Inc	515,000
	Notes
	9.625% November 15, 2016
500,000	HCA Inc	515,000
	Secured Notes
	9.250% November 15, 2016
190,000	HCA Inc	155,376
	Notes
	7.690% June 15, 2025
500,000	IASIS Healthcare	505,000
	Senior Subordinated Notes
	8.750% June 15, 2014
1,695,000	Leiner Health Products Inc ‡ **	33,900
	Senior Subordinated Notes
	11.000% June 1, 2012
500,000	Tenet Healthcare Corp	502,500
	Senior Notes
	9.875% July 1, 2014
75,000	Tenet Healthcare Corp	73,500
	Senior Notes
	9.250% February 1, 2015
130,000	Tenet Healthcare Corp	122,525
	Senior Unsecured Notes
	6.500% June 1, 2012
200,000	Tenet Healthcare Corp	188,000
	Notes
	7.375% February 1, 2013
394,000	US Oncology Holdings Inc †	311,260
	Senior Unsecured Notes
	7.949% March 15, 2012
		$3,836,761

HOMEBUILDING --- 0.50%
415,000	K Hovnanian Enterprises Inc *	430,563
	Notes
	11.500% May 1, 2013
		$430,563

HOTELS/MOTELS --- 1.52%
130,000	Boyd Gaming Corp ‡	95,875
	Notes
	7.125% February 1, 2016
210,000	Caesars Entertainment Inc ‡	168,000
	Senior Subordinated Notes
	8.125% May 15, 2011
355,000	Fontainebleau Las Vegas *	230,750
	Notes
	10.250% June 15, 2015
200,000	Harrah's Operating Co Inc *	166,000
	Notes
	10.750% February 1, 2016
740,000	Inn of the Mountain Gods	636,400
	Senior Notes
	12.000% November 15, 2010
		$1,297,025

HOUSEHOLD GOODS --- 1.33%
55,000	American Greetings Corp	53,625
	Senior Unsecured Notes
	7.375% June 1, 2016
320,000	Interface Inc	336,000
	Senior Notes
	10.375% February 1, 2010
385,000	Norcraft Cos LP	386,925
	Subordinated Global Notes
	9.000% November 1, 2011
390,000	Norcraft Holdings LP §	363,187
	Step Bond 0% - 9.750%
	12.342% September 1, 2012
		$1,139,737

INDEPENDENT POWER PRODUCTS --- 2.35%
126,658	Mirant Mid-Atlantic LLC	145,974
	Pass Thru Certificates
	10.060% December 30, 2028
405,000	Mirant North America LLC	401,456
	Company Guaranteed Notes
	7.375% December 31, 2013
95,000	NRG Energy Inc	89,775
	Company Guaranteed Notes
	7.375% January 15, 2017
1,000,000	NRG Energy Inc	941,250
	Senior Notes
	7.375% February 1, 2016
395,000	Orion Power Holdings Inc	426,600
	Senior Notes
	12.000% May 1, 2010
		$2,005,055

INSURANCE RELATED --- 0.89%
220,000	American International Group Inc * †	207,044
	Bonds
	8.175% May 15, 2058
295,000	Vanguard Health Holding Co I LLC ‡ §	259,600
	Step Bond 0% - 11.250%
	11.000% October 1, 2015
300,000	Vanguard Health Holding Co II LLC	297,000
	Senior Subordinated Notes
	9.000% October 1, 2014
		$763,644

INVESTMENT BANK/BROKERAGE FIRM --- 0.36%
290,000	LVB Acquisition Merger Sub Inc *	307,400
	Bonds
	11.625% October 15, 2017
		$307,400

LEISURE & ENTERTAINMENT --- 1.81%
615,000	Indianapolis Downs LLC/ Indiana Downs Capital Corp *	559,650
	Secured Notes
	11.000% November 1, 2012
270,000	Quapaw Downstream Development *	213,975
	Senior Notes
	12.000% October 15, 2015
295,000	Snoqualmie Entertainment Authority * †	216,825
	Senior Notes
	6.936% February 1, 2014
975,000	Station Casinos Inc ‡	560,625
	Senior Subordinated Notes
	6.500% February 1, 2014
		$1,551,075

MACHINERY --- 0.73%
570,000	Nell AF Sarl *	361,950
	Senior Notes
	8.375% August 15, 2015
270,000	Terex Corp	265,950
	Notes
	7.375% January 15, 2014
		$627,900

MANUFACTURING --- 0.76%
220,000	American Railcar Industries Inc	204,600
	Senior Unsecured Notes
	7.500% March 1, 2014
425,000	Metals USA Inc	442,000
	Secured Notes
	11.125% December 1, 2015
		$646,600

MEDICAL PRODUCTS --- 0.91%
450,000	Advanced Medical Optics Inc	414,000
	Senior Subordinated Notes
	7.500% May 1, 2017
215,000	Universal Hospital Services Inc	215,000
	Notes
	8.500% June 1, 2015
160,000	Universal Hospital Services Inc †	149,600
	Secured Notes
	8.288% June 1, 2015
		$778,600

MISCELLANEOUS --- 0.89%
15,000	American Achievement Corp	14,700
	Senior Subordinated Notes
	8.250% April 1, 2012
200,000	Capmark Financial Group Inc	141,082
	Notes
	5.875% May 10, 2012
200,000	Jarden Corp ‡	174,000
	Senior Subordinated Notes
	7.500% May 1, 2017
430,000	Leucadia National Corp	432,150
	Senior Notes
	8.125% September 15, 2015
		$761,932

OIL & GAS --- 11.19%
330,000	Atlas Pipeline Partners LP *	327,525
	Notes
	8.750% June 15, 2018
890,000	Belden & Blake Corp	910,025
	Secured Notes
	8.750% July 15, 2012
165,000	Chesapeake Energy Corp	154,275
	Company Guaranteed Notes
	6.500% August 15, 2017
405,000	Chesapeake Energy Corp	393,862
	Senior Notes
	7.250% December 15, 2018
295,000	Chesapeake Energy Corp	278,775
	Senior Notes
	6.375% June 15, 2015
215,000	Chesapeake Energy Corp	197,800
	Company Guaranteed Notes
	6.250% January 15, 2018
220,000	Complete Production Services	219,725
	Senior Notes
	8.000% December 15, 2016
518,179	Corral Finans AB * †	453,407
	Secured Bonds
	9.258% April 15, 2010
945,000	El Paso Corp	951,674
	Senior Notes
	7.800% August 1, 2031
155,000	Enterprise Products Operating LP †	135,511
	Company Guaranteed Bonds
	8.296% January 15, 2068
390,000	Enterprise Products Operating LP † ‡	389,888
	Company Guaranteed Notes
	8.375% August 1, 2066
400,000	EXCO Resources Inc	393,000
	Notes
	7.250% January 15, 2011
195,000	Inergy LP/Inergy Finance Corp *	192,075
	Notes
	8.250% March 1, 2016
160,000	Key Energy Services Inc *	163,200
	Senior Notes
	8.375% December 1, 2014
195,000	Mariner Energy Inc	188,662
	Senior Notes
	8.000% May 15, 2017
180,000	MarkWest Energy Partners LP *	184,050
	Senior Notes
	8.750% April 15, 2018
190,000	OPTI Canada Inc	189,050
	Notes
	8.250% December 15, 2014
400,000	Parallel Petroleum Corp	401,000
	Notes
	10.250% August 1, 2014
180,000	Petrohawk Energy Corp	184,500
	Senior Notes
	9.125% July 15, 2013
220,000	Quicksilver Resources Inc	217,800
	Senior Notes
	7.750% August 1, 2015
700,000	SandRidge Energy Inc *	717,500
	Corporate Term Loan
	8.625% April 1, 2015
360,000	SemGroup LP *	349,200
	Senior Notes
	8.750% November 15, 2015
190,000	Southwestern Energy Co *	195,493
	Senior Notes
	7.500% February 1, 2018
500,000	Stallion Oilfield Services Ltd * †	445,000
	Senior Unsecured Notes
	11.723% February 1, 2015
60,000	Targa Resources Partners LP *	57,900
	Senior Notes
	8.250% July 1, 2016
475,338	Turbo Beta Ltd ‡‡	475,338
	Corporate Term Loan
	0.00% March 15, 2018
425,000	W&T Offshore Inc *	410,125
	Senior Notes
	8.250% June 15, 2014
400,000	Whiting Petroleum Corp	392,500
	Company Guaranteed Notes
	7.000% February 1, 2014
		$9,568,860

PAPER & FOREST PRODUCTS --- 4.41%
890,000	Abitibi-Consolidated Co of Canada * ‡	938,950
	Senior Secured Notes
	13.750% April 1, 2011
512,000	Abitibi-Consolidated Co of Canada *	401,920
	Notes
	15.500% July 15, 2010
300,000	Appleton Papers Inc	279,000
	Senior Subordinated Notes
	9.750% June 15, 2014
90,000	Appleton Papers Inc	85,050
	Notes
	8.125% June 15, 2011
425,000	NewPage Corp †	427,125
	Notes
	9.489% May 1, 2012
577,562	NewPage Holding Corp †	557,348
	Senior Notes
	14.921% November 1, 2013
290,000	Rock-Tenn Co *	307,400
	Senior Notes
	9.250% March 15, 2016
200,000	Smurfit Kappa Treasury Funding Ltd	180,000
	Debentures
	7.500% November 20, 2025
221,240	Verso Paper Holdings LLC	199,116
	Corporate Term Loan
	9.123% February 1, 2013
420,000	Verso Paper Holdings LLC	397,950
	Notes
	11.375% August 1, 2016
		$3,773,859

PERSONAL LOANS --- 0.72%
765,000	AmeriCredit Corp ‡	612,000
	Senior Notes
	8.500% July 1, 2015
		$612,000

PRINTING & PUBLISHING --- 1.42%
580,000	Cengage Learning Acquisitions Inc * ‡ §	423,400
	Step Bond 0% - 13.250%
	16.920% July 15, 2015
320,000	Dex Media West	288,000
	Senior Subordinated Notes
	9.875% August 15, 2013
800,000	Idearc Inc	503,000
	Senior Notes
	8.000% November 15, 2016
		$1,214,400

RAILROADS --- 1.88%
840,000	Kansas City Southern de Mexico SA de CV	873,600
	Senior Notes
	9.375% May 1, 2012
400,000	Kansas City Southern de Mexico SA de CV	388,000
	Senior Notes
	7.625% December 1, 2013
225,000	Kansas City Southern de Mexico SA de CV	218,250
	Senior Notes
	7.375% June 1, 2014
130,000	Kansas City Southern Railway Co	131,300
	Bonds
	7.500% June 15, 2009
		$1,611,150

REAL ESTATE --- 1.70%
400,000	Ashton Woods USA LLC	232,000
	Senior Subordinated Notes
	9.500% October 1, 2015
350,000	Forest City Enterprises Inc	325,500
	Senior Notes
	7.625% June 1, 2015
265,000	Realogy Corp ‡	129,850
	Senior Subordinated Notes
	12.375% April 15, 2015
720,000	Realogy Corp ‡	424,800
	Notes
	11.000% April 15, 2014
160,000	Realogy Corp ‡	111,200
	Senior Notes
	10.500% April 15, 2014
240,000	Ventas Realty LP REIT	230,400
	Senior Notes
	6.750% April 1, 2017
		$1,453,750

RESTAURANTS --- 0.95%
600,000	Buffets Inc **	9,000
	Notes
	12.500% November 1, 2014
365,000	El Pollo Loco Inc	363,175
	Global Notes
	11.750% November 15, 2013
510,000	Sbarro Inc ‡	436,050
	Senior Subordinated Notes
	10.375% February 1, 2015
		$808,225

RETAIL --- 2.60%
105,000	AutoNation Inc	93,450
	Company Guaranteed Notes
	7.000% April 15, 2014
505,000	Blockbuster Inc ‡	412,837
	Senior Subordinated Notes
	9.000% September 1, 2012
335,000	Dollar General Corp ‡	316,575
	Notes
	11.875% July 15, 2017
105,000	Dollar General Corp ‡	103,950
	Notes
	10.625% July 15, 2015
110,000	Eye Care Centers of America Inc	113,850
	Notes
	10.750% February 15, 2015
270,000	Michaels Stores Inc ‡	214,650
	Bonds
	11.375% November 1, 2016
115,000	Neiman Marcus Group Inc	115,000
	Senior Subordinated Notes
	10.375% October 15, 2015
420,000	Neiman Marcus Group Inc	371,700
	Senior Debentures
	7.125% June 1, 2028
510,000	Suburban Propane Partners LP	481,950
	Senior Notes
	6.875% December 15, 2013
		$2,223,962

SPECIALIZED SERVICES --- 9.01%
370,000	Affinion Group Inc	369,075
	Notes
	11.500% October 15, 2015
160,000	Affinion Group Inc	160,400
	Notes
	10.125% October 15, 2013
515,000	Allied Security Escrow	442,900
	Senior Subordinated Notes
	11.375% July 15, 2011
301,000	Ashtead Capital Inc * ‡	264,880
	Notes
	9.000% August 15, 2016
190,000	Ashtead Holdings PLC * ‡	165,300
	Secured Notes
	8.625% August 1, 2015
365,000	CCM Merger Inc *	311,162
	Notes
	8.000% August 1, 2013
165,000	Ceridian Corp * ‡	149,738
	Senior Unsecured Notes
	12.250% November 15, 2015
165,000	Compagnie Generale de Geophysique SA	164,588
	Company Guaranteed Notes
	7.500% May 15, 2015
445,000	DI Finance/DynCorp International LLC	445,000
	Senior Subordinated Notes
	9.500% February 15, 2013
875,000	Education Management LLC	805,000
	Company Guaranteed Notes
	10.250% June 1, 2016
890,000	First Data Corp *	774,300
	Senior Unsecured Notes
	9.875% September 24, 2015
260,000	H&E Equipment Services Inc	227,500
	Senior Notes
	8.375% July 15, 2016
1,000,000	Hertz Corp ‡	910,000
	Senior Subordinated Notes
	10.500% January 1, 2016
564,726	Penhall International Corp †	502,606
	Corporate Term Loan
	10.130% March 31, 2012
700,000	Penhall International Corp *	525,000
	Secured Notes
	12.000% August 1, 2014
375,000	R H Donnelley Corp *	223,125
	Senior Notes
	8.875% October 15, 2017
475,000	R H Donnelley Corp	282,625
	Senior Discount Notes
	6.875% January 15, 2013
75,000	R H Donnelley Corp	45,000
	Senior Discount Notes
	8.875% January 15, 2016
240,000	RSC Equipment Rental Inc ‡	200,400
	Senior Notes
	9.500% December 1, 2014
290,000	Service Corp International	246,500
	Senior Notes
	7.500% April 1, 2027
170,000	US Investigations Services Inc *	146,200
	Senior Subordinated Notes
	11.750% May 1, 2016
50,000	US Investigations Services Inc *	46,000
	Senior Notes
	10.500% November 1, 2015
300,000	Visant Holding Corp	294,000
	Senior Global Notes
	8.750% December 1, 2013
		$7,701,299

TELEPHONE & TELECOMMUNICATIONS --- 8.41%
450,000	ALLTELL Communications Inc *	519,750
	Senior Notes
	10.375% December 1, 2017
160,000	Cincinnati Bell Telephone Co LLC	128,000
	Company Guaranteed Notes
	6.300% December 1, 2028
70,000	Citizens Communications Co	49,000
	Debentures
	7.050% October 1, 2046
100,000	Citizens Communications Co	87,500
	Senior Notes
	7.875% January 15, 2027
1,035,000	Hawaiian Telcom Communications Inc ‡	258,750
	Senior Subordinated Notes
	12.500% May 1, 2015
655,000	Intelsat Bermuda Ltd	659,912
	Company Guaranteed Notes
	9.250% June 15, 2016
1,000,000	Intelsat Corp	1,007,761
	Corporate Term Loan
	9.250% August 15, 2008
210,000	iPCS Inc †	189,000
	Notes
	5.364% May 1, 2013
150,000	Level 3 Financing Inc	136,500
	Senior Notes
	9.250% November 1, 2014
540,000	Level 3 Financing Inc †	450,900
	Notes
	6.704% February 15, 2015
245,000	MetroPCS Wireless Inc	235,812
	Senior Notes
	9.250% November 1, 2014
330,000	Nordic Telephone Co Holdings *	323,400
	Senior Notes
	8.875% May 1, 2016
635,000	NTL Cable PLC	595,313
	Senior Notes
	9.125% August 15, 2016
615,000	Qwest Communications International Inc	584,250
	Company Guaranteed Notes
	7.500% February 15, 2014
40,000	Sprint Capital Corp	39,600
	Notes
	8.375% March 15, 2012
630,000	Sprint Capital Corp	524,475
	Company Guaranteed Notes
	6.875% November 15, 2028
710,000	True Move Co Ltd *	618,588
	Notes
	10.750% December 16, 2013
275,000	Wind Acquisition Finance SA *	288,750
	Company Guaranteed Notes
	10.750% December 1, 2015
500,000	Windstream Corp	498,750
	Senior Notes
	8.625% August 1, 2016
		$7,196,011

TEXTILES --- 0.31%
275,000	Oxford Industries Inc	265,375
	Senior Notes
	8.875% June 1, 2011
		$265,375

TOBACCO --- 0.12%
100,000	Alliance One International Inc	103,000
	Company Guaranteed Notes
	11.000% May 15, 2012
		$103,000

TRANSPORTATION --- 1.63%
225,000	GulfMark Offshore Inc	226,688
	Company Guaranteed Notes
	7.750% July 15, 2014
690,000	Horizon Lines Inc	535,612
	Senior Notes
	4.250% August 15, 2012
530,000	Saint Acquisition Corp *	180,200
	Secured Notes
	12.500% May 15, 2017
215,000	Saint Acquisition Corp * †	68,800
	Secured Notes
	10.815% May 15, 2015
350,000	Teekay Shipping Corp	378,437
	Senior Global Notes
	8.875% July 15, 2011
		$1,389,737

UTILITIES --- 2.83%
1,000,000	AES Corp	980,000
	Senior Notes
	8.000% October 15, 2017
50,000	AES Corp	51,750
	Senior Notes
	8.875% February 15, 2011
700,000	Dynegy Holdings Inc	637,000
	Senior Notes
	7.750% June 1, 2019
130,000	Dynegy-Roseton/Danskammer LLC	128,050
	Pass Thru Certificates
	7.670% November 8, 2016
100,000	Southern Natural Gas Co	108,017
	Senior Unsecured Notes
	8.000% March 1, 2032
1,005,000	VeraSun Energy Corp ‡	517,575
	Notes
	9.375% June 1, 2017
		$2,422,392

TOTAL BONDS --- 98.55%		$84,274,843
(Cost $95,403,705)

PREFERRED STOCK

Shares		Value ($)

BANKS --- 0.49%
480	Bank of America Corp	424,200
		$424,200

BROADCAST/MEDIA --- 0.00%
1	ION Media Networks Inc ††	400
		$400

FINANCIAL SERVICES --- 0.36%
13,425	Fannie Mae	308,104
		$308,104

INVESTMENT BANK/BROKERAGE FIRM --- 0.60%
11,400	Citigroup Inc	495,900
20	Lehman Brothers Holdings Inc ††	15,175
		$511,075

TOTAL PREFERRED STOCK --- 1.45%		$1,243,779
(Cost $1,415,006)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%		$85,518,622
(Cost $96,818,711)

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
†	Represents the current interest rate for variable rate security.
‡

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $16,105,230.

§	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2008.
**	Security in default at June 30, 2008.
†† ‡‡	Non-income Producing Security For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim High Yield Bond Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
A	207,044	0.25%
Baa	2,524,018	2.99%
Ba	10,307,731	12.23%
B	42,827,110	50.82%
C	23,633,501	28.04%
Not Rated	4,775,439	5.67%
	$ 84,274,843	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.
The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.
Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bonds	$		$79,552,990	$4,721,853	$84,274,843
Preferred Stock			1,243,779		1,243,779
Total		$-	$80,796,769	$4,721,853	$85,518,622

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

Description	Bonds
Beginning Balance	$5,818,147
Total gain (or losses) (realized/unrealized)	22,323
Purchases, sales and corporate actions	(1,435,790)
Transfers into (out of) Level 3	317,173
Ending Balance	$4,721,853

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2008 were $25,062,157, $23,060,160 and 26.14%, respectively.

Foreign Currency Translations
The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $67,263,671 and $139,668,658, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $97,761,761. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $791,757 and gross depreciation of securities in which there was an excess of tax cost over value of $13,034,896 resulting in net depreciation of $12,243,139.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $16,104,222 and received collateral of $16,210,053 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008